COMPASS 2 AND 3 VARIABLE ACCOUNTS:

CAPITAL APPRECIATION VARIABLE ACCOUNT        GLOBAL GOVERNMENTS VARIABLE ACCOUNT
GOVERNMENT SECURITIES VARIABLE ACCOUNT       HIGH YIELD VARIABLE ACCOUNT
MANAGED SECTORS VARIABLE ACCOUNT             MONEY MARKET VARIABLE ACCOUNT
TOTAL RETURN VARIABLE ACCOUNT

                      Supplement to the Current Prospectus



Effective immediately, Managed Sectors Variable Account, although included in the current Compass 2 and Compass 3 prospectuses, has terminated and is no longer being offered for sale.



                  The Date of this Supplement is July 18, 2005.